Related-party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 21.	Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Innolux Corporation (INX)	Principal Owner, not included as related party since June 19, 2013 (1)

Chi Mei Optoelectronics Japan, Co., Ltd. (CMO-Japan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

NEXGEN Mediatech Inc. (NEXGEN)	The Company’s Chairman represented on NEXGEN’s Board of Directors, not included as related party since July 2011

Chi Lin Technology Co., Ltd. (Chi Lin Tech)	The Company’s Chairman represented on Chi Lin Tech’s Board of Directors, not included as related party since May 2011

Name of related parties	Relationship

NingBo Chi Mei Electronics Ltd. (CME-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

NingBo Chi Mei Optoelectronics Ltd. (CMO-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

NanHai Chi Mei Optoelectronics Ltd. (CMO- NanHai)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

Chi Mei Logistics Corp. (CMLC)	The subsidiary of INX, not included as related party since July 2011.

NingBo Chi Mei Logistics Corp. (CMLC-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

Foshan Chi Mei Logistics Ltd. (CMLC-Foshan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

NingBo ChiHsin Electronics Ltd. (Chi Hsin-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

Fulintec Science Engineering Co., Ltd. (Fulintec)	The subsidiary of INX, not included as related party since May 2011

TPO Displays Japan K.K. (TPO Japan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

TPO Displays Hong Kong Limited (TPO Hong Kong)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

TPO Displays (Shanghai) Ltd. (TPO Shanghai)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

TPO Displays (Nanjing) Ltd. (TPO-NJ)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

(1)
On January 1, 2013, Chimei Innolux Corporation, or CMI changed its name to Innolux Corporation, or INX. On June 19, 2013, INX disposed of its entire holding shares of the Company, so that INX ceased to be the Company’s shareholder and INX and its affiliates was not a related party to the Company since that day. The related transactions were disclosed as of June 19, 2013.

(b)	Significant transactions with related parties

(i)	Revenues and accounts receivable

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

CMO- NingBo	$123,888	93,664	32,045
INX	55,629	56,221	26,695
CMO- NanHai	41,241	63,375	10,564
CME- NingBo	18,889	21,673	6,416
TPO Shanghai	1,077	4,148	5,632
Chi Hsin- NingBo	16,806	12,637	2,534
Others (individually below 5%)	703	256	2,669
	$258,233	251,974	86,555

A breakdown by product type for sales to INX and its affiliates is summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Display driver for large-size applications	$210,137	190,963	54,813
Display driver for consumer electronics applications	29,316	40,582	24,965
Display driver for mobile handsets	14,454	14,748	1,863
Others	4,249	5,681	4,914
	$258,156	251,974	86,555

The sales prices with INX and its affiliates are comparable to those offered to unrelated third parties.

The related accounts receivable resulting from the above sales as of December 31, 2012 was as follows:

Amount
(in thousands)

CMO- NingBo	$31,421
INX	17,319
CMO- NanHai	13,390
CME- NingBo	5,947
TPO Shanghai	2,115
Chi Hsin- NingBo	3,210
Others (individually below 5%)	30
73,432
Allowance for sales returns and discounts	(174)
$73,258

The credit terms granted to INX and its affiliates ranged from 30 days to 120 days, and the credit terms granted to other related parties ranged from 45 days to 90 days. The credit terms offered to unrelated third parties ranged from 15 days to 150 days.

(ii)	Lease

The Company entered into several lease contracts with INX, CMLC, CMLC-NingBo, CMLC-Foshan and CMO-NanHai for leasing office space, facilities and inventory locations. For the years ended December 31, 2011, 2012 and 2013, the related rent and utility expenses resulting from the aforementioned transactions amounted to $705 thousand, $828 thousand and $373 thousand, respectively, and were recorded as cost of revenue and operating expenses in the consolidated statements of income. As of December 31, 2012, the related payables resulting from the aforementioned transactions amounted to $206 thousand, and were recorded as other accrued expenses in the consolidated balance sheets.

(iii)	Others

In 2011, 2012 and 2013, the Company purchased consumable and miscellaneous items amounting to $348 thousand, $31 thousand and $8 thousand, respectively, from INX, CMO-NanHai, CMLC-NingBo, Chi Lin Tech, NEXGEN, Fulintec and, which were charged to cost of revenues and operating expenses. As of December 31, 2012, the related payables resulting from the aforementioned transactions were nil.